Summary of Significant Accounting Policies -Summary of Finite Lived Intangible Assets Useful Lives (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
License Of Maintenance And Overhauls [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	26 months	26 months
Maximum [Member] | Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	10 years	10 years
Minimum [Member] | Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	2 years	2 years